Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 4,145	$ 4,802	$ 4,386
Deferred	128	59	65
Total income tax expense	$ 4,273	$ 4,861	$ 4,451